Leases (Details 2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total lease obligation	$ 2,912,074	$ 2,698,677	$ 3,000,031
Less than one year [member]
Statement [Line Items]
Total lease obligation	729,575
Greater than one year [member]
Statement [Line Items]
Total lease obligation	2,182,499
Equipments [Member]
Statement [Line Items]
Total lease obligation	0	0	0
Equipments [Member] | Less than one year [member]
Statement [Line Items]
Total lease obligation	0
Equipments [Member] | Greater than one year [member]
Statement [Line Items]
Total lease obligation	0
Office Lease [Member]
Statement [Line Items]
Total lease obligation	2,912,074	$ 2,698,677	$ 3,000,031
Office Lease [Member] | Less than one year [member]
Statement [Line Items]
Total lease obligation	729,575
Office Lease [Member] | Greater than one year [member]
Statement [Line Items]
Total lease obligation	$ 2,182,499